Commitments and Contingencies (Group as Defendant) (Details)				1 Months Ended					1 Months Ended							1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Aug. 31, 2014 Unfair competitive practices and copyright infringement claim [Member] Two affiliates of Baidu [Member] USD ($)	Aug. 31, 2014 Unfair competitive practices and copyright infringement claim [Member] Two affiliates of Baidu [Member] CNY	Oct. 31, 2012 Unfair competitive practices and copyright infringement claim [Member] Two affiliates of Baidu [Member] USD ($)	Oct. 31, 2012 Unfair competitive practices and copyright infringement claim [Member] Two affiliates of Baidu [Member] CNY	Dec. 31, 2014 Unfair competitive practices and copyright infringement claim [Member] Two affiliates of Baidu [Member] USD ($)	Oct. 31, 2013 Unfair competitive practices claim, change user default settings [Member] Two affiliates of Sogou Inc. [Member] USD ($)	Oct. 31, 2013 Unfair competitive practices claim, change user default settings [Member] Two affiliates of Sogou Inc. [Member] CNY	Jan. 31, 2015 Unfair competitive practices claim, blocking notifications of other type of software [Member] Two affiliates of Sogou Inc. [Member] USD ($)	Jan. 31, 2015 Unfair competitive practices claim, blocking notifications of other type of software [Member] Two affiliates of Sogou Inc. [Member] CNY	Oct. 31, 2013 Unfair competitive practices claim, blocking notifications of other type of software [Member] Two affiliates of Sogou Inc. [Member] USD ($)	Oct. 31, 2013 Unfair competitive practices claim, blocking notifications of other type of software [Member] Two affiliates of Sogou Inc. [Member] CNY	Dec. 31, 2014 Unfair competitive practices claim, blocking notifications of other type of software [Member] Two affiliates of Sogou Inc. [Member] USD ($)	Dec. 31, 2014 Unfair competitive practice claim, issued pop-up notifications to block security software and made defamatory comments [Member] Baidu [Member] USD ($)	Dec. 31, 2014 Unfair competitive practice claim, issued pop-up notifications to block security software and made defamatory comments [Member] Baidu [Member] CNY	Dec. 31, 2014 Unfair competitive practice claim, showed negative information [Member] Baidu [Member] USD ($)	Dec. 31, 2014 Unfair competitive practice claim, showed negative information [Member] Baidu [Member] CNY	Dec. 31, 2014 Unfair competitive practice claim, set key words in pull-down menu of search results prompt box [Member] Baidu [Member] USD ($)	Dec. 31, 2014 Unfair competitive practice claim, set key words in pull-down menu of search results prompt box [Member] Baidu [Member] CNY
Loss Contingencies [Line Items]
Seeking value in damages						$ 16,100,000	100,000,000		$ 7,300,000	45,500,000			$ 8,100,000	50,000,000		$ 1,600,000	10,100,000	$ 1,600,000	10,200,000	$ 1,600,000	10,000,000
Awarded value as damages				100,000	500,000						800,000	5,100,000
Accrual for contingency	$ 900,000	$ 900,000	$ 0					$ 100,000							$ 800,000